BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consrcio Energtico Cruzeiro do Sul
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	49.00%	49.00%
Consrcio UHE Baguari
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Baguari Energia S.A.
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%
Indirect ownership (as a percent)		100.00%
Baguari I Gerao de Energia S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Brasil Ventos Energia S.A
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%
Indirect ownership (as a percent)		100.00%
Energia dos Ventos V S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Energia dos Ventos VI S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Energia dos Ventos VII S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Energia dos Ventos VIII S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Energia dos Ventos IX S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Itaguau da Bahia Energias Renovveis S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	98.00%	98.00%
Centrais Eltricas do Norte do Brasil S.A. - Eletronorte
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%	100.00%
Nova Era Catarina Transmissora S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%
Nova Era Cear Transmissora S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%
Nova Era Integrao Transmissora S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%
Nova Era Teresina Transmissora S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%
Teles Pires Participaes S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Companhia Hidreltrica Teles Pires S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Cia de Ger. e Trans. de Energia Eltrica do Sul do Brasil - CGT Eletrosul
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%	100.00%
Ibirapuit Elica S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	100.00%	100.00%
Companhia Hidro Eltrica do So Francisco - Chesf
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%	100.00%
Nova Era Enki S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	99.97%
Eletrobras Participaes S.A. - Eletropar
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	83.71%	83.71%
Furnas Centrais Eltricas S.A. - Furnas
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation		100.00%
Madeira Energia S.A.
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	99.74%
Indirect ownership (as a percent)		99.74%
Santo Antnio Energia S.A.
FINANCIAL ASSETS AND LIABILITIES
Indirect ownership (as a percent)	99.74%	99.74%
Retiro Baixo Energtica S.A.
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%
Indirect ownership (as a percent)		100.00%
SPE Nova Era Janapu Transmissora S.A.
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%
Indirect ownership (as a percent)		100.00%
Tringulo Mineiro Transmissora S.A.
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	100.00%
Indirect ownership (as a percent)		100.00%
Vale do Sao Bartolomeu Transmissora de Energia S.A.
FINANCIAL ASSETS AND LIABILITIES
Percentage of equity interest /Percentage of participation	90.00%
Indirect ownership (as a percent)		90.00%